INTANGIBLE ASSET (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 27,	June 27,
	2021	2020

Dispensary Licenses	$118,881,616	$125,565,281
Customer Relationships	15,927,600	15,927,600
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,343,352	9,255,026
Intellectual Property	6,276,955	8,520,121

Total Intangible Assets	158,024,460	166,862,965

Dispensary Licenses	(20,685,860)	(15,860,670)
Customer Relationships	(14,210,226)	(6,261,515)
Management Agreement	(715,761)	(565,972)
Capitalized Software	(4,071,756)	(2,273,432)
Intellectual Property	(3,006,772)	(5,496,231)

Less Accumulated Amortization	(42,690,375)	(30,457,820)

Intangible Assets, Net	$115,334,085	$136,405,145

	2020	2019

Dispensary Licenses	$139,736,881	$179,628,706
Customer Relationships	18,586,200	18,415,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,255,026	4,010,454
Intellectual Property	8,520,121	8,212,764

Total Intangible Assets	183,693,165	217,862,061

Less Accumulated Amortization	(35,612,135)	(16,760,646)

Intangible Assets, Net	$148,081,030	$201,101,415